Non-cash share-based compensation - Calyxt Eqity Summary of assumptions Vesting Details (Detail) - Calyxt Inc. [member] - Stock options [member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	$ 5.19	$ 10.61
Risk-free interest rate	1.70%
Share entitlement per options	$ 1	$ 1
Exercise price	7.30
Grant date share fair value	$ 7.30
Expected volatility	77.40%
Expected term (in years)	6 years 10 months 24 days
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		1.90%
Exercise price		$ 4.05
Grant date share fair value		$ 4.05
Expected volatility		77.90%
Expected term (in years)		6 years 9 months 18 days
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		2.50%
Exercise price		$ 15.39
Grant date share fair value		$ 15.39
Expected volatility		78.90%
Expected term (in years)		10 years